Multi-employer Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 24.6	$ 25.1	$ 23.2
Metal and Electrical Engineering Industry Pension Fund
Multiemployer Plans [Line Items]
PENSION PLAN NUMBER	135668
COMPANY CONTRIBUTIONS	22.0	22.7	22.2
Western Metal Industry Pension Plan
Multiemployer Plans [Line Items]
EIN	916033499
PENSION PLAN NUMBER	1
COMPANY CONTRIBUTIONS	1.6	1.8	0.5
Other Pension Plans, Defined Benefit
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 1.0	$ 0.6	$ 0.5